Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Examination [Line Items]
Foreign earnings and losses included in earnings before income tax	$ 542	$ (8,299)
Valuation allowance	19,308	17,583
Unused non-capital tax losses	71,999	77,647
Investment tax credits	$ 5,647
Tax credits expiration period	2017 to 2032
Capital losses carried forward	$ 22,068
Income tax provision, interest or penalties	0	$ 0
Canada [Member]
Income Tax Examination [Line Items]
Valuation allowance	9,655
Unused non-capital tax losses	52,724
U.S. [Member]
Income Tax Examination [Line Items]
Valuation allowance	9,653
Unused non-capital tax losses	$ 19,275